Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial risk management objectives and policies - Interest rate risk
	Increase/(Decrease) in basis points	Effect on income / (loss)

2023
$ Term SOFR	+15	(70)
	-20	94
2022
$ Libor/Term SOFR	+15	(55)
	-20	73
2021
$ Libor	+15	(52)
	-20	69

Financial risk management objectives and policies - Foreign currency risk
	Change in rate	Effect on income

2023	+10%	(533)
	-10%	533

2022	+10%	(573)
	-10%	573

2021	+10%	(478)
	-10%	478

Financial risk management objectives and policies - Concentration of credit risk table
	2023	%	2022	%	2021	%
A	6,430	21%	6,606	11%	—	—
B	4,830	16%	—	—	4,571	11%
C	—	—	—	—	7,726	18%
D	—	—	6,548	11%	—	—
Other	19,580	63%	48,236	78%	30,914	71%
Total	30,840	100%	61,390	100%	43,211	100%

Financial risk management objectives and policies - Liquidity risk

Year ended December 31, 2023	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	2,663	7,781	53,583	—	64,027
Lease liabilities	81	107	—	—	188
Accrued liabilities and other payables	1,763	—	—	—	1,763
Trade accounts payables	362	—	—	—	362
Total	4,869	7,888	53,583	—	66,340

Year ended December 31, 2022	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	2,495	7,266	43,816	—	53,577
Lease liabilities	80	241	188	—	509
Accrued liabilities and other payables	5,814	—	—	—	5,814
Trade accounts payables	3,548	—	—	—	3,548
Total	11,937	7,507	44,004	—	63,448